Annual Total Returns [BarChart] - Nuveen Virginia Municipal Bond Fund - Class A	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	2.26%
Annual Return 2011	10.38%
Annual Return 2012	7.57%
Annual Return 2013	(5.43%)
Annual Return 2014	10.73%
Annual Return 2015	3.46%
Annual Return 2016	0.47%
Annual Return 2017	5.63%
Annual Return 2018	0.24%
Annual Return 2019	7.62%